As filed with the U.S. Securities and Exchange Commission on January 21, 2016

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 508	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 510	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	245 Park Avenue, 35th Floor
Washington, DC 20006	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b).
☐	On (date) pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates to the WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Brazilian Real Strategy Fund, WisdomTree Chinese Yuan Strategy Fund, WisdomTree Commodity Currency Strategy Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Indian Rupee Strategy Fund, WisdomTree Asia Local Debt Fund, WisdomTree Australia & New Zealand Debt Fund, WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, WisdomTree Bloomberg Floating Rate Treasury Fund, WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Japan Interest Rate Strategy Fund, WisdomTree Strategic Corporate Bond Fund, WisdomTree Western Asset Unconstrained Bond Fund, WisdomTree Managed Futures Strategy Fund, and WisdomTree Global Real Return Fund (the “Funds”), each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 508 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 21st day of January, 2016.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 508 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	January 21, 2016

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	January 21, 2016

/s/ David Chrencik* David Chrencik	Trustee	January 21, 2016

/s/ Joel Goldberg* Joel Goldberg	Trustee	January 21, 2016

/s/ Toni Massaro* Toni Massaro	Trustee	January 21, 2016

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	January 21, 2016

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	January 21, 2016

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase